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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2000

Check here if Amendment [_]; Amendment Number: ________
         This Amendment (Check only one.): [_] is a restatement.
                                           [_] adds new holdings entries.

Institutional Investment Manger Filing this Report:

Name:    Trent Capital Management, Inc.
         ------------------------------
Address: 3150 North Elm Street
         ------------------------------
         Suite 204
         ------------------------------
         Greensboro, NC 27408
         -------------------------

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that al required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David Labiak
         -------------------------
Title:   Chief Financial Officer
         -------------------------
Phone:   (336) 282-9302
         -------------------------

Signature, Place, and Date of Signing:

    /s/ David Labiak         Greensboro, North Carolina          May 12, 2004
    ----------------         --------------------------          ------------
       [Signature]                 [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           None
                                        ---------------

Form 13F Information Table Entry Total:       56
                                        ---------------

Form 13F Information Table Value Total:     121,676
                                        ---------------
                                          (thousands)

List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

                                                                                         Voting Authority
                         Title of           Value in                Investment  Other   -------------------
     Name of Issuer       Class     CUSIP   (x$1000) Shares  SH/PRN Discretion Managers  Sole   Shared None
     --------------      -------- --------- -------- ------- ------ ---------- -------- ------- ------ ----
Abbott Labs                COM    002824100    200     4,215   SH      Sole               4,215
Alliance Capital           COM    01855A101  2,404    47,957   SH      Sole              47,957
Alpha Industries           COM    020753109  3,243    95,207   SH      Sole              95,207
American Express           COM    025816109  8,958   147,453   SH      Sole             147,453
American Home Prods        COM    026609107  5,843   103,298   SH      Sole             103,298
ArvinMeritor               COM    043353101  1,331    90,624   SH      Sole              90,624
Associates First Capital   COM    046008108  5,550   146,051   SH      Sole             146,051
Bank of America            COM    060505104  1,928    36,810   SH      Sole              36,810
Bank One                   COM    06423A103    704    18,217   SH      Sole              18,217
Bristol-Myers Squibb       COM    110122108    307     5,375   SH      Sole               5,375
Caterpillar                COM    149123101  3,946   116,924   SH      Sole             116,924
Central Parking            COM    154785109  4,369   220,510   SH      Sole             220,510
CenturyTel                 COM    156700106  2,264    83,090   SH      Sole              83,090
Citrix Systems             COM    177376100  1,890    94,183   SH      Sole              94,183
Claire's Stores            COM    179584107  2,431   135,063   SH      Sole             135,063
Clear Channel              COM    184502102  3,227    57,115   SH      Sole              57,115
Clearnet Comm              COM    184902104    432     9,755   SH      Sole               9,755
CMGI                       COM    125750109    384    13,757   SH      Sole              13,757
Conexant Systems           COM    207142100    494    11,800   SH      Sole              11,800
Covad Communications       COM    222814204    388    29,000   SH      Sole              29,000
Dana                       COM    235811106  1,735    80,719   SH      Sole              80,719
Dionex                     COM    254546104    240     8,680   SH      Sole               8,680
Disney Internet Group      COM     25468720    276    26,000   SH      Sole              26,000
Dollar General             COM    256669102  2,982   178,051   SH      Sole             178,051
Equifax                    COM    294429105  2,483    92,185   SH      Sole              92,185
Ericsson Comm              COM    294821608    223    15,071   SH      Sole              15,071
Family Dollar Stores       COM    307000109    786    40,814   SH      Sole              40,814
Fannie Mae                 COM    313586109  1,190    16,637   SH      Sole              16,637
Freddie Mac                COM    313400301  2,580    47,731   SH      Sole              47,731
Gillette                   COM    375766102  2,589    83,847   SH      Sole              83,847
Global Telesystems         COM    37936U104    123    27,000   SH      Sole              27,000

Gric Communications    COM 398081109   145  20,000 SH  Sole          20,000
H.J. Heinz             COM 423074103 1,452  39,190 SH  Sole          39,190
Harley-Davidson        COM 412822108   331   6,912 SH  Sole           6,912
Hasbro                 COM 418056107 2,404 210,180 SH  Sole         210,180
Hewlett-Packard        COM 428236103 2,631  27,122 SH  Sole          27,122
Honeywell              COM 438516106 3,564 100,045 SH  Sole         100,045
Intel                  COM 458140100 4,022  96,625 SH  Sole          96,625
ITXC                   COM 45069F109 1,795 122,722 SH  Sole         122,722
JNI                    COM 46622G105 3,487  39,175 SH  Sole          39,175
Johnson & Johnson      COM 478160104 1,858  19,780 SH  Sole          19,780
Leggett & Platt        COM 524660107 2,518 159,230 SH  Sole         159,230
Madge Networks         COM N5424G106 2,431 607,628 SH  Sole         607,628
Netro                  COM 64114R109   563   9,500 SH  Sole           9,500
Newell Rubbermaid      COM 651229106 5,105 223,781 SH  Sole         223,781
Pharmanetics           COM 71713J107 4,155 218,663 SH  Sole         218,663
PNC Financial          COM 693475105   342   5,268 SH  Sole           5,268
Qualcomm               COM 747525103 1,581  22,188 SH  Sole          22,188
Quokka Sports          COM 747525103 1,621 408,321 SH  Sole         408,321
Servicemaster          COM 81760N109 4,221 427,436 SH  Sole         427,436
Sinclair Broadcasting  COM 829226109   148  13,525 SH  Sole          13,525
Tellabs                COM 879664100   936  19,600 SH  Sole          19,600
Terayon Comm           COM 880775101 2,754  81,155 SH  Sole          81,155
United States Cellular COM 911684108   250   3,565 SH  Sole           3,565
WebMD                  COM 94769M105 1,850 121,322 SH  Sole         121,322
Wind River Systems     COM 973149107 6,012 125,411 SH  Sole         125,411